Commissions and fees	6 Months Ended
Jun. 30, 2015
Commissions and fees
7 Commissions and fees
in	2Q15	1Q15	2Q14	6M15	6M14
Commissions and fees (CHF million)
Lending business	426	300	454	726	888
Investment and portfolio management	864	833	891	1,697	1,825
Other securities business	21	22	25	43	48
Fiduciary business	885	855	916	1,740	1,873
Underwriting	487	445	603	932	1,063
Brokerage	978	1,008	890	1,986	1,863
Underwriting and brokerage	1,465	1,453	1,493	2,918	2,926
Other services	483	371	446	854	897
Commissions and fees	3,259	2,979	3,309	6,238	6,584